Note 23 Mathematical reserves (Details)	12 Months Ended
Dec. 31, 2023
Individual life insurance [Member] | SPAIN
Mortality table & average technical interest rate [Line Items]
Mortality tables	GRMF 80-2, GKM 80 / GKMF 95, PASEM,GKMF 80/95,PERFM 2000	[1]
Average technical interest rate	0.24%- 2.85	[1]
Individual life insurance [Member] | MEXICO
Mortality table & average technical interest rate [Line Items]
Mortality tables	Tables of the Comisión Nacional de Seguros y Fianzas 2000-individual	[1]
Average technical interest rate	3.60	[1]
Group insurance [Member] | SPAIN
Mortality table & average technical interest rate [Line Items]
Mortality tables	PERFM 2000	[2]
Average technical interest rate	Depending on the related portfolio	[2]
Group insurance [Member] | MEXICO
Mortality table & average technical interest rate [Line Items]
Mortality tables	Tables of the Comisión Nacional de Seguros y Fianzas 2000-grupo	[2]
Average technical interest rate	5.50	[2]

[1]	(1) Provides coverage in the case of one or more of the following events: death, disability and / or serious illness.
[2]	(2) Insurance policies purchased by companies (other than BBVA Group entities) on behalf of their employees.